Vessels, Net and Vessels Held for Sale	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

8.	Vessels, Net and Vessels Held for Sale:

The Vessels, Net amounts in the accompanying consolidated balance sheets are analyzed as follows:

	2013	2012
Cost:
Beginning balance	124,756	476,011
- Impairment charges	(11,491)	(145,964)
- Disposals	(12,043)	(149,930)
- Transfers to held for sale	(101,222)	(55,361)
Ending balance	-	124,756

Accumulated depreciation:
Beginning balance	(56,245)	(94,882)
- Additions	(980)	(15,593)
- Disposals	8,188	38,333
- Transfers to held for sale	49,037	15,897
Ending balance	-	(56,245)

Net book value	-	68,511

The Vessels Held for Sale amounts in the accompanying consolidated balance sheets are analyzed as follows:

	2013	2012
Cost:
Beginning balance	55,647	-
- Transfers from vessels	101,222	55,361
- Transfers from deferred charges	956	286
- Remeasurement	8,000	-
- Disposals	(56,647)	-
Ending balance	109,178	55,647

Accumulated depreciation:
Beginning balance	(15,897)	-
- Additions	(49,037)	(15,897)
- Disposals	15,897	-
Ending balance	(49,037)	(15,897)

Net book value	60,141	39,750

As of December 31, 2013, the four vessels financed by Piraeus Bank were classified as vessels held for sale as per the Company's restructuring plan (Note 1 (b)).

On July 19, 2013, the subsidiaries owning the vessels financed by the UOB loan facility were sold to a third party entity nominated by the lenders (Note 1(a)).

On January 29, 2013, the subsidiaries owning the vessels financed by the DVB loan facility were sold to a third party entity nominated by the lenders (Note 1(a)).

As of December 31, 2012, vessels held for sale of $39,750 relate to the four vessels financed by the DVB loan facility and the three vessels financed by the UOB loan facility (Note 1(a)). With reference to the Company's restructuring plan (Note 1(b)), the vessels Fiesta, Pacific Fantasy, Pacific Fighter and Clipper Freeway financed by DVB and the vessels African Joy, African Glory and Asian Grace financed by UOB, were classified (together with the associated deferred dry-docking costs amounting to $286 (Note 9) as held for sale as of December 31, 2012 and their values were adjusted to their lower of their carrying amount or fair value less costs to sell as of December 31, 2012.

Vessel Disposals:
During the year ended December 31, 2013, eight vessels were disposed. The seven vessels financed by the DVB and UOB loan facilities were disposed as a result of the sale of their vessel owning companies, as discussed above. The eighth vessel, African Oryx, was sold on April 10, 2013.

During the year ended December 31, 2012, the Company proceeded with the disposal of the vessels African Zebra, BET Scouter, BET Fighter, Clipper Grace, BET Intruder and Clipper Glory, with an aggregate carrying value of $65,269 (after adjustments previously made for impairment), for aggregate gross proceeds of $52,626, realizing an aggregate loss on sale of $15,590. In addition, as a result of the sale of BET to an entity under common control (Note 1(a)), the carrying values of the vessels owned by BET at the date of the agreement, amounting to $46,328 were transferred to their new owners in 2012.

On February 12, 2014, the Company entered into a delivery and settlement agreement with its remaining lender, Piraeus Bank, for the sale of its four remaining vessels, to a nominee of the lender, in exchange for a nominal cash consideration and full satisfaction of the underlying loan facilities. The Company provides a corporate guarantee for these facilities. The four vessels are the dry bulk carriers Bremen Max, Hamburg Max, Davakis G. and Delos Ranger. On March 11, 2014, the Company closed on its previously announced delivery and settlement agreement with Piraeus Bank to unwind its final credit facility. The Company has sold its four remaining vessels to a nominee of the lender in full satisfaction of the underlying loan.

Net Impairment Loss:
During the year ended December 31, 2013, the Company recorded an impairment loss of $867 for the vessel African Oryx that was sold on April 10, 2013 and $10,697 for the vessels Davakis G. and Delos Ranger, which were measured at their fair values, upon classification of the vessels financed by the Piraeus Bank loan facilities to current assets as of June 30, 2013, as per the Company's restructuring plan (Note 1(b)). This was partially offset with the impairment re measurement of $1,000 relating to the UOB vessels, as discussed above, and the impairment re measurement $7,000 of Davakis G. and Delos Ranger as of December 31, 2013. The impairment loss was measured as the amount by which the carrying amount of the vessel exceeded its fair value less cost to sell, which was determined using the valuation derived from market data available at December 31, 2013.

During the year ended December 31, 2012, the Company recorded an impairment loss of $54,611 for all of its vessels disposed except for the vessel African Zebra and the vessel BET Scouter. The impairment loss was measured as the amount by which the carrying amount of the vessels exceeded their fair value. Fair value was determined using the agreed sale price adjusted for selling costs. In addition, an impairment loss of $67,275 and $24,078 was recognized upon classification of the vessels financed by the DVB and UOB loan facilities (Note 1(a)) as held for sale and as a result of the Company's impairment test exercise at December 31, 2012 for the remainder of its fleet, respectively. The impairment loss was measured as the amount by which the carrying amount of the vessels exceeded their fair value, which was determined using the valuation derived from market data available at December 31, 2012. In the context of the Company's impairment test exercise, an additional amount of $1,179 of unamortized deferred dry-docking costs associated with the impaired vessels was written off in 2012.

All of the Company's vessels had been provided as collateral (Note 1(b)) to secure the loans discussed under Note 10.